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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22320

Russell Exchange Traded Funds Trust

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – September 30, 2011

Item 1.	Schedule of Investments

2011 QUARTERLY REPORT

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

SEPTEMBER 30, 2011

FUND

Russell Equity ETF (formerly One Fund ETF)

Russell Exchange Traded

Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 17 different investment portfolios referred to as Funds. This Quarterly Report reports on the Russell Equity ETF.

Russell Exchange Traded

Funds Trust

Russell OneFund ETFsTM

Quarterly Report

September 30, 2011 (Unaudited)

Russell Exchange Traded Funds Trust

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc. (“ALPS”), member FINRA, not affiliated with Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Exchange Traded Funds Trust

Russell Equity ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.5%
iShares MSCI Canada Index Fund	4,306	110
iShares MSCI EAFE Small Cap Index Fund	5,153	180
iShares MSCI Japan Index Fund	12,783	121
iShares Russell 1000 Growth Index Fund	3,600	189
iShares Russell 1000 Index Fund	41,681	2,606
Vanguard MSCI EAFE ETF	39,936	1,205
Vanguard MSCI Emerging Markets ETF	16,036	576
Vanguard MSCI European ETF	5,918	240
Vanguard MSCI Pacific ETF	6,556	318
Vanguard Russell 2000 ETF	7,930	406

Total Investments - 99.5% (identified cost $6,967)		5,951

Other Assets and Liabilities, Net - 0.5%		27

Net Assets - 100.0%		5,978

See accompanying notes which are an integral part of the quarterly report.

Russell Equity ETF	3

Russell Exchange Traded Funds Trust

Russell Equity ETF

Notes to Quarterly Report — September 30, 2011 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 17 different investment portfolios that were in operation as of September 30, 2011. This Quarterly Report reports on the Russell Equity ETF (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust. Prior to April 15, 2011, the name of the Trust was U.S. One Trust and the Fund name was One Fund ETF.

The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in shares of equity Underlying ETFs. The 80% investment requirement applies at the time the Fund invests its assets. In pursuing the Fund’s investment objective, Russell Investment Management Company (the “Adviser”) will normally invest the Fund’s assets in unaffiliated Underlying ETFS that seek to track various indices. Theses indices include those that track the performance of equity securities of large, medium and small capitalization companies across the globe including developed countries and emerging countries. Equity securities may include common and preferred stocks, warrants and rights to subscribe to common stock and convertible securities. There is no maximum limit on the percentage of Fund assets that may be invested in non-U.S. securities through U.S. listed Underlying ETFs. A minimum of 30% of Fund assets will be invested in non-U.S. securities through U.S. listed Underlying ETFs. The Fund generally will remain fully invested in Underlying ETFs.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying ETFs, at the current net asset value per share of each Underlying ETF.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). An investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted (unadjusted) prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The levels associated with valuing the Fund’s investments for the period ended September 30, 2011 were level 1 for the Fund.

Investment Transactions

Investment transactions are reflected as of trade date for financial reporting purposes.

Investment Income

Distributions of income and capital gains from the Underlying ETFs are recorded on the ex-dividend date.

4	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell Equity ETF

Notes to Quarterly Report, continued — September 30, 2011 (Unaudited)

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Market and Credit Risk

In the normal course of business, the Underlying ETFs trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Underlying ETFs may also be exposed to counterparty risk or risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying ETFs financial statements (the “Assets”). The Assets, which potentially expose the Underlying ETFs to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying ETFs’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying ETFs’ Statements of Assets and Liabilities.

3.	Federal Income Taxes

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$6,967,401

Unrealized Appreciation	$704
Unrealized Depreciation	(1,016,642)

Net Unrealized Appreciation (Depreciation)	$(1,015,938)

4.	Subsequent Events

Management has evaluated events or transactions that have occurred since September 30, 2011, through the date the Quarterly Report was issued, that would merit recognition or disclosure in this Quarterly Report. During this review nothing was discovered which would require further disclosure within this Quarterly Report.

Notes to Quarterly Report	5

Russell Exchange Traded Funds Trust

Russell Equity ETF

Shareholder Requests for Additional Information — September 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii) at www.russelletfs.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

6	Shareholder Requests for Additional Information

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

80-45-019

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Exchange Traded Funds Trust

By:	/s/ James G. Polisson
James G. Polisson
Principal Executive Officer and Chief Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James G. Polisson
James G. Polisson
Principal Executive Officer and Chief Executive Officer

Date: November 28, 2011

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 28, 2011